Financing Receivables (Details 2) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2015		Dec. 31, 2014		Dec. 31, 2013
Finance Receivables PA loans [Abstract]
Funded to borrower		$ 5,284		$ 5,586		$ 3,972
Estimated collateral values		$ 7,721		$ 7,794		$ 5,396
BMH Loan [Member]
Finance Receivables PA loans [Abstract]
Financial Receivable Term	[1]	Demand		Demand		Demand
Financial Receivable Interest		COF +2% (7% Floor)		COF +2% (7% Floor)		COF +2% (7% Floor)
Land for phases 4 and 5 [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		$ 0		$ 0
Estimated collateral values		1,079		1,515
BMH Lots [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		269		142
Estimated collateral values		1,785	[2]	374	[3]
BMH Interest Escrow [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		950		450		$ 450
Estimated collateral values		539		249		255
BMH Loan Fee [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		750		750		750
Estimated collateral values		0		0		0
BMH Excess Paydown [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower	[4]			(22)		(394)
BMH Construction Loan Lot 2 Windermere [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower				126
Estimated collateral values				126
BMH Construction Loan Lot 5 Tuscany [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower				536
Estimated collateral values				932
BMH Construction Loan Lot 2 Tuscany [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower				498
Estimated collateral values				739
Total BMH Loan [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		2,354		2,480		1,123
Estimated collateral values		3,788		3,935		1,597
New IMA Loan loan fee [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		250		250		250
Estimated collateral values		$ 0		$ 0		$ 0
Financial Receivable Term	[1]	Demand		Demand		Demand
Financial Receivable Interest		COF +2% (7% Floor)		COF +2% (7% Floor)		COF +2% (7% Floor)
New IMA Loan advances [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		$ 1,207		$ 1,491		$ 1,479
Estimated collateral values		$ 0		$ 0		$ 0
Financial Receivable Term	[1]	Demand		Demand		Demand
Financial Receivable Interest		COF +2% (7% Floor)		COF +2% (7% Floor)		COF +2% (7% Floor)
IMA Existing Loan [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		$ 1,687		$ 1,687		$ 1,687
Estimated collateral values		$ 2,908	[5]	$ 2,484	[6]	$ 2,299	[7]
Financial Receivable Term	[8]	Demand		Demand		Demand
Financial Receivable Interest		COF +2% (7% Floor)		COF +2% (7% Floor)		7%
Total IMA Loans [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		$ 3,144		$ 3,428		$ 3,416
Estimated collateral values		2,908		2,484		2,299
Unearned Loan Fee [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		(214)		(322)		(567)
Estimated collateral values		0		0		0
SF Preferred Equity [Member]
Finance Receivables PA loans [Abstract]
Estimated collateral values	[9]	1,025		1,000
SF Loan Payable [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower				0		0
Estimated collateral values				$ 375		1,500
Land for phases 3, 4, and 5 [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower						0
Estimated collateral values	[10]					1,042
Lot 5 Hamlets [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower						142
Estimated collateral values						180
Whispering Pines [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower						138
Estimated collateral values						120
Construction loan lot 5 Tuscany [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower						37
Estimated collateral values						$ 0
Cash Bond [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower	[11]	385
Estimated collateral values		$ 385

[1]	These are the stated terms; however, in practice, principal will be repaid upon the sale of each developed lot.
[2]	Estimated collateral value is equal to the lots’ appraised value of $4,200 minus remaining improvements of $1,109, net of the outstanding first mortgage of $1,146 and a third mortgage payoff of $160.
[3]	Estimated collateral value is equal to the lots’ appraised value of $2,336 minus remaining improvements of $656, net of the outstanding first mortgage of $1,146 and a third mortgage payoff of $160.
[4]	Excess Paydown is the amount of initial funding of the Interest Escrow and/or Loan Fee that has/have been repaid to date. These amounts are available to be reborrowed in the future.
[5]	Estimated collateral value is equal to the appraised value of the remaining lots of $3,101, net of the net estimated costs to finish the development of $193.
[6]	Estimated collateral value is equal to the appraised value of the remaining lots of $2,976, net of the net estimated costs to finish the development of $217 and the second mortgage amount of $275.
[7]	Estimated collateral value is equal to the appraised value of $4,140, net of estimated costs to finish the development of $561, the appraised value of sold lots of $0, and the second mortgage amount of $1,280.
[8]	These are the stated terms; however, in practice, principal will be repaid upon the sale of each developed lot after the BMH loan and the New IMA loan are satisfied.
[9]	In the event of a foreclosure on the property securing certain of our loans, a portion of our collateral is preferred equity in our Company, which might be difficult to sell in order to reduce the loan balance.
[10]	Estimated collateral value is equal to the raw ground appraised value of $1,910 plus improvements of $278, net of the outstanding first mortgage of $1,146.
[11]	The cash bond is in place to guarantee to the township that work will be completed on this project. We will fund this work and expect to cancel the bond upon completion of the work.